Annual Fund Operating Expenses - Efficient Enhanced Multi-Asset Fund	Sep. 29, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2026
Efficient Enhanced Multi-Asset Fund - Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%	[1],[2]
Component2 Other Expenses	1.25%	[2]
Acquired Fund Fees and Expenses	0.05%	[3]
Expenses (as a percentage of Assets)	3.05%
Fee Waiver or Reimbursement	(1.05%)	[4]
Net Expenses (as a percentage of Assets)	2.00%
Efficient Enhanced Multi-Asset Fund - Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.75%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.00%	[1],[2]
Component2 Other Expenses	1.25%	[2]
Acquired Fund Fees and Expenses	0.05%	[3]
Expenses (as a percentage of Assets)	3.30%
Fee Waiver or Reimbursement	(1.05%)	[4]
Net Expenses (as a percentage of Assets)	2.25%

[1]	The Board of Trustees of Unified Series Trust (the “Trust”), with respect to the Fund, has adopted an “Administrative Services Plan” that will allow the Fund to retain various financial institutions to perform certain account administrative services with respect to beneficial owners of the Fund’s shares. The payments shall be made as of the last business day of each month, and shall be calculated at an annual rate of up to 0.15% of the average value of the daily net assets of Class I of the Fund and up to 0.25% of the average value of the daily net assets of Class A of the Fund; provided, however, that such fees shall be waived and 0.00% charged by the Fund through September 30, 2026.
[2]	The expenses of the Fund’s wholly-owned subsidiary will be consolidated with those of the Fund and are not presented as a separate expense.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund.
[4]	Efficient Capital Management®, LLC (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 1.95% of the Fund’s average daily net assets through at least September 30, 2026. This contractual agreement may not be terminated prior to this date except by the Board of Trustees upon sixty days’ written notice to the Adviser. Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular fee waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the fee waiver/expense payment and any expense limitation in effect at the time of the recoupment.